UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2012

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Fixed Income Shares, Inc. - Government STIF Portfolio

Portfolio of Investments

January 31, 2012 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.9%
U.S. Government & Government Sponsored Agency Obligations - 81.4%
Federal Farm Credit Bank
2/22/12 (a)	0.169%	$13,575	$13,574,672
4/24/13 (a)	0.227%	50,000	49,993,697
8/22/12 (a)	0.229%	30,000	29,996,602
7/20/12 (a)	0.241%	30,000	29,995,752
6/28/12 (a)	0.251%	25,000	24,998,984
3/21/12 (a)	0.259%	50,000	50,004,756
5/22/12 (a)	0.269%	25,000	24,999,615
2/22/13 (a)	0.269%	2,115	2,115,461
7/16/12 (a)	0.270%	23,400	23,419,725
8/28/12 (a)	0.271%	32,800	32,834,907
8/13/12 (a)	0.285%	53,000	53,048,707
4/23/12 (a)	0.289%	11,400	11,400,324
2/13/12 (a)	0.305%	15,000	15,000,103
11/13/12 (a)	0.305%	16,865	16,886,437
9/20/12 (a)	0.311%	13,613	13,629,848
9/07/12 (a)	0.315%	10,000	10,001,220
12/13/12 (a)	0.315%	10,900	10,905,221
4/12/12 (a)	0.326%	11,000	11,000,652
1/15/13 (a)	0.330%	8,200	8,205,435
1/25/13 (a)	0.505%	1,850	1,852,275
Federal Home Loan Bank
6/06/12	0.140%	15,000	15,003,012
5/25/12	0.150%	10,470	10,470,264
7/27/12	0.150%	48,000	47,992,129
10/26/12 (a)	0.225%	25,000	24,996,294
11/26/12 (a)	0.225%	54,000	53,991,140
8/28/12	0.230%	50,000	50,033,944
11/01/12 (a)	0.235%	25,000	24,994,316
6/29/12	0.250%	100,000	100,056,503
2/01/12 (a)	0.258%	50,000	50,000,000
2/03/12 (a)	0.260%	50,000	50,000,464
3/08/13 (a)	0.270%	35,000	34,995,864
4/05/13 (a)	0.280%	5,190	5,190,000
7/16/12	0.330%	48,000	48,012,145
2/17/12 (a)	0.346%	23,500	23,499,449
5/18/12	1.125%	17,000	17,050,713
4/13/12	2.250%	13,765	13,824,556
5/15/12	5.750%	12,880	13,086,864
Federal Home Loan Bank Discount Notes
2/17/12	0.028%	8,122	8,121,901
2/24/12	0.030%	37,000	36,999,291
3/14/12	0.035%	50,000	49,997,958
3/21/12	0.040%	50,000	49,997,278
3/23/12	0.040%	50,000	49,997,167

	Yield*	Principal Amount (000)	U.S. $ Value
4/13/12	0.040%	$100,000	$99,992,000
4/18/12	0.045%	54,000	53,994,803
4/18/12	0.050%	75,000	74,991,979
4/20/12	0.050%	50,000	49,994,514
Federal Home Loan Mortgage Corp.
2/02/12 (a)	0.215%	19,755	19,754,960
5/01/12 (a)	0.235%	208,210	208,291,182
11/02/12 (a)	0.235%	38,510	38,500,835
2/04/13 (a)	0.245%	32,585	32,582,829
2/16/12 (a)	0.250%	80,615	80,618,870
2/10/12 (a)	0.256%	27,485	27,486,413
8/10/12 (a)	0.256%	30,000	29,995,255
4/03/12 (a)	0.265%	241,691	241,736,882
5/11/12 (a)	0.276%	165,000	165,072,524
7/27/12	1.125%	14,100	14,170,867
6/15/12	1.750%	50,315	50,616,729
7/15/12	5.125%	88,990	91,018,873
8/20/12	5.500%	32,309	33,267,272
Federal Home Loan Mortgage Discount Notes
2/21/12	0.020%	13,250	13,249,852
2/21/12	0.025%	6,000	5,999,917
2/23/12	0.025%	3,855	3,854,941
2/07/12	0.030%	65,000	64,999,675
4/17/12	0.030%	74,795	74,790,263
4/24/12	0.030%	50,000	49,996,542
2/21/12	0.033%	5,451	5,450,902
2/06/12	0.060%	25,000	24,999,792
2/07/12	0.090%	20,233	20,232,696
2/10/12	0.090%	10,299	10,298,768
2/13/12	0.100%	35,000	34,998,833
2/23/12	0.100%	25,000	24,998,472
3/01/12	0.170%	15,000	14,997,946
Federal National Mortgage Association
7/26/12 (a)	0.265%	12,700	12,699,689
8/23/12 (a)	0.299%	37,420	37,427,039
11/23/12 (a)	0.299%	3,635	3,636,191
12/20/12 (a)	0.311%	10,500	10,516,157
9/17/12 (a)	0.315%	17,000	17,003,233
4/04/12	1.000%	41,600	41,668,141
7/30/12	1.125%	50,000	50,256,861
5/07/12	1.250%	18,000	18,052,338
6/22/12	1.250%	38,390	38,551,814
4/20/12	1.875%	49,788	49,985,224
2/16/12	5.000%	5,510	5,521,108
3/15/12	6.125%	8,950	9,014,006
Federal National Mortgage Association Discount Notes
2/06/12	0.025%	9,500	9,499,967
2/22/12	0.025%	14,800	14,799,784
2/22/12	0.033%	12,925	12,924,755
4/11/12	0.040%	8,000	7,999,378
4/11/12	0.043%	25,300	25,297,909

	Yield*	Principal Amount (000)	U.S. $ Value
4/02/12	0.045%	$17,600	$17,598,658
4/18/12	0.045%	50,000	49,995,187
4/25/12	0.058%	50,000	49,993,292
4/25/12	0.060%	82,750	82,738,416
4/26/12	0.060%	9,832	9,830,607
5/09/12	0.060%	90,000	89,985,300
2/01/12	0.065%	100,000	100,000,000
7/18/12	0.075%	50,000	49,982,500
U.S. Treasury Bills
3/01/12	0.020%	50,000	49,999,194
4/19/12	0.041%	50,000	49,995,558
4/19/12	0.042%	50,000	49,995,504
5/03/12	0.052%	50,000	49,993,356
U.S. Treasury Notes
7/31/12	0.625%	40,000	40,108,311
4/30/12	1.000%	100,000	100,234,211
5/15/12	1.375%	90,000	90,335,436
7/15/12	1.500%	200,000	201,281,524
2/15/12	4.875%	50,000	50,091,925

			4,370,143,604

Repurchase Agreements - 18.5%
Bank of America 0.10%, dated 1/25/12 due 2/14/12 in the amount of $50,002,778 (collateralized by $51,019,400 U.S. Treasury Bill, 0.00% due 7/19/12, value $51,000,013)		50,000	50,000,000
Barclays Capital 0.08%, dated 1/27/12 due 2/08/12 in the amount of $100,002,667 (collateralized by $101,078,600 U.S. Treasury Note, 0.625% due 7/15/14, value $102,014,055)		100,000	100,000,000
Barclays Capital 0.09%, dated 1/30/12 due 2/27/12 in the amount of $140,009,800 (collateralized by $126,623,300 U.S. Treasury Bond and U.S. Treasury Notes, 1.50% to 6.00% due 4/15/13 to 2/15/26, value $142,800,033)		140,000	140,000,000
Credit Suisse 0.18%, dated 1/31/12 due 2/01/12 in the amount of $130,000,650 (collateralized by $129,175,000 U.S. Treasury Note, 1.25% due 3/15/14, value $132,603,171)		130,000	130,000,000
Deutsche Bank 0.09%, dated 1/30/12 due 2/09/12 in the amount of $125,003,125 (collateralized by $111,644,300 U.S. Treasury Bond and U.S. Treasury Notes, 1.00% to 8.875% due 5/15/14 to 2/15/19, value $127,500,029)		125,000	125,000,000
Deutsche Bank 0.20%, dated 1/31/12 due 2/01/12 in the amount of $125,000,694 (collateralized by $126,610,000 U.S. Treasury Note, 0.875% due 1/31/17, value $127,500,068)		125,000	125,000,000
Greenwich 0.14%, dated 1/31/12 due 2/01/12 in the amount of $50,000,194 (collateralized by $50,070,000 U.S. Treasury Note, 2.00% due 11/15/21, value $51,001,845)		50,000	50,000,000
Mizuho Securities USA 0.18%, dated 1/31/12 due 2/01/12 in the amount of $160,000,800 (collateralized by $143,668,700 U.S. Treasury Note, 2.125% due 8/15/21, value $149,245,751)		160,000	160,000,000

	Principal Amount (000)	U.S. $ Value
UBS Financial Services 0.18%, dated 1/31/12 due 2/01/12 in the amount of $110,600,553 (collateralized by $99,894,700 U.S. Treasury Note, 4.00% due 2/15/15, value $112,812,040)	$111,600	$110,600,000

		990,600,000

Total Investments - 99.9% (cost $5,360,743,604) (b)		5,360,743,604
Other assets less liabilities - 0.1%		4,532,461

Net Assets - 100.0%		$5,365,276,065

(a)	Floating Rate Security. Stated interest rate was in effect at January 31, 2012.
(b)	As of January 31, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

AllianceBernstein Fixed Income Shares, Inc. - Government STIF Portfolio

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
U.S. Government & Government
Sponsored Agency Obligations	$	– 0	–	$4,370,143,604	$	– 0	–	$4,370,143,604
Repurchase Agreements		– 0	–	990,600,000		– 0	–	990,600,000

Total	$	– 0	–	$5,360,743,604	$	– 0	–	$5,360,743,604

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed-Income Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 22, 2012